Weighted-Average Allocation of the Majority of the Assets Related to Defined Benefit Plans (Detail)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	41.00%	42.00%
Defined Benefit Plan, Target Plan Asset Allocations	41.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	47.00%	48.00%
Defined Benefit Plan, Target Plan Asset Allocations	47.00%
Other investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	12.00%	10.00%
Defined Benefit Plan, Target Plan Asset Allocations	12.00%
Domestic Defined Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Percent of assets held in the U.S. defined benefit plan	71.00%